Taxation - Major components of income tax expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation
Provision recognised for uncertain tax positions	£ 124	£ 148	£ 159
Current year charge	608	570	412
Charge in respect of prior periods	(62)	(31)	25
Pillar Two income tax	3	0	0
Total current taxation	549	539	437
Total deferred taxation	(114)	(22)	62
Income tax expense	£ 435	£ 517	£ 499